Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of finance income expense [line items]
Finance cost - Interest income/(expense)	$ (3,696)	$ (3,588)		$ (3,674)
Finance cost - Net interest on net defined benefit liabilities	(90)	(73)		(73)
Finance cost - Accretion expense	(808)	(782)		(593)
Finance cost - Other financial results	(1,214)	(1,349)		(871)
Finance cost - Finance income/(cost) excluding exceptional items	(5,808)	(5,792)		(5,211)
Finance cost - Exceptional finance income/(cost)	(325)	(22)		(829)
Finance cost - Finance income/(cost)	(6,133)	(5,814)	[1]	(6,040)	[1]
Finance income - Interest income/(expense)	565	294		113
Finance income - Net interest income on Brazilian tax credits	168	168		118
Finance income - Other financial results	42	352		200
Finance income - Finance income/(cost) excluding exceptional items	775	814		431
Finance income - Exceptional finance income/(cost)	256	851
Finance income - Finance income/(cost)	1,031	1,665	[1]	431	[1]
Net - Interest income/(expense)	(3,131)	(3,294)		(3,560)
Net - Net interest on net defined benefit liabilities	(90)	(73)		(73)
Net - Accretion expense	(808)	(782)		(593)
Net - Net interest income on Brazilian tax credits	168	168		118
Net - Other Financial results	(1,172)	(997)		(671)
Net - Finance income/(cost) excluding exceptional items	(5,033)	(4,978)		(4,780)
Net - Exceptional finance income/(cost)	(69)	829		(829)
Net finance income/(cost)	$ (5,102)	$ (4,148)	[1]	$ (5,609)	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.